STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
STOCKHOLDERS' EQUITY

NOTE 10: STOCKHOLDERS’ EQUITY

Equity-Based Incentive Plans

In 2000, the Company established the 2000 Equity Incentive Plan (the 2000 Plan), which provided for granting incentive stock options, nonstatutory stock options, bonus awards and restricted stock awards to eligible employees, directors, and consultants of the Company. In December 2009, the Board of Directors approved the 2009 Equity Incentive Plan (the 2009 Plan) as the successor to and continuation of the 2000 Plan. As of the 2009 Plan effective date, remaining shares available for issuance under the 2000 Plan were cancelled and became available for issuance under the 2009 Plan. No additional stock awards will be granted under the 2000 Plan. The 2009 Plan provides for the grant of the following awards to eligible employees, directors, and consultants: incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards, and other stock awards. Incentive stock options may only be granted to employees. Nonemployee directors are eligible to receive nonstatutory stock options automatically at designated intervals over their period of continuous service on the Board. In February 2013, the Board approved an amendment to the 2009 Equity Plan authorizing an additional 4,675,600 shares available for grant.

The exercise price per share of all incentive stock options granted under the 2000 Plan and the 2009 Plan must be at least equal to the fair market value of the shares at the date of grant as determined by the Board of Directors. Options issued to recipients other than nonemployee directors generally vest over four years with a one year cliff and monthly thereafter, and have a maximum contractual term of 10 years. Options issued to members of the Board of Directors are issued with varying vesting schedules. Incentive stock options granted at 110% of the fair market value to stockholders who have greater than 10% ownership have a maximum term of five years.

The Company also has granted restricted stock units to members of the Board of Directors and certain executives. These restricted stock units represent rights to receive shares of the Company’s common stock on satisfaction of applicable vesting conditions. The fair value of restricted stock units is equal to the fair value of the Company’s common stock on the date of grant and generally vest at rates of 25% or 33% at the end of the first year and then pro rata monthly thereafter over the remaining vesting term of three or two years.

Stock option plan activity under the 2000 Plan and the 2009 Plan is summarized as follows:

Shares Available for Grant
Balance at December 31, 2012	466,796
Authorized	4,675,600
Granted	(3,845,400)
Forfeited	563,024
Expired	144,444

Balance at December 31, 2013	2,004,464

Authorized	3,000,000
Granted	(2,508,500)
Forfeited	292,676
Expired	6,580

Balance at June 30, 2014	2,795,220

The following table summarizes stock option activity under the Company’s equity-based plans for the year ended December 31, 2013 and the six months ended June 30, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2012	8,913,760	$1.61	7.46	$24,060
Granted	3,805,400	8.83
Exercised	(5,730,544)	1.24
Forfeited	(563,024)	4.85
Expired	(144,444)	1.40

Balance at December 31, 2013	6,281,148	$1.74	8.55	$53,373

Granted	2,508,500	11.48
Exercised	(762,010)	0.83
Forfeited	(264,676)	4.69
Expired	(6,580)	0.50

Balance at June 30, 2014	7,756,382	$4.88	8.60	$148,864

Exercisable at December 31, 2013	828,636	$0.52	6.83	$8,052

Vested and expected to vest at December 31, 2013	5,777,622	$1.69	8.51	$49,377

Exercisable at June 30, 2014	1,735,542	$0.86	7.52	$40,285

Vested and expected to vest at June 30, 2014	7,145,265	$4.71	8.56	$138,319

The weighted-average grant-date fair value of stock options granted in the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2014 was $2.02, $1.51, $4.11 and $6.33 per share, respectively. The total fair value of options vested for the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2014 was $5.5 million, $3.6 million, $4.0 million and $4.6 million, respectively.

The total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2014 was $4.9 million, $6.1 million, $52.6 million and $10.0 million, respectively. Cash received from options exercised during the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2013 and 2014 was $4.8 million, $5.4 million, $7.1 million, $1.3 million and $0.6 million, respectively. The exercise price of all options granted was equal to the fair value of the common stock on the date of grant.

As of December 31, 2013 and June 30, 2014, unrecognized compensation expense, net of forfeitures, associated with nonvested options outstanding was $15.4 million and $24.6 million, respectively, and is expected to be recognized over a weighted-average period of 2.94 years and 3.02 years, respectively.

The following table summarizes restricted stock unit activity under the Company’s equity-based plans for the year ended December 31, 2013 and the six months ended June 30, 2014:

	Number of Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	36,512	$3.30
Granted	40,000	$13.21
Vested	(36,512)	$3.30
Forfeited	—	$—

Nonvested at December 31, 2013	40,000	$13.21

Granted	—	$—
Vested	—	$—
Forfeited	(28,000)	$13.21

Nonvested at June 30, 2014	12,000	$13.21

The total grant date fair value of restricted stock units granted in the year ended December 31, 2013 was $0.5 million. The total grant date fair value of restricted stock units vested in years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2014 was $0.4 million, $0.3 million, $0.1 million and de minimis, respectively. As of December 31, 2013 and June 30, 2014, unrecognized compensation expense, net of forfeitures, associated with the nonvested restricted stock units outstanding was $0.5 million and $0.1 million, respectively, and is expected to be recognized over a weighted-average period of 3.50 years and 3.01 years, respectively.

Stock-Based Compensation

Stock-based compensation expense of $4.8 million, $4.4 million and $6.1 million was recognized for the years ended December 31, 2011, 2012 and 2013, respectively. An income tax benefit of $2.6 million, $1.7 million, and $4.4 million was recognized relating to stock-based compensation expense for 2011, 2012, and 2013, respectively. The actual tax benefit realized from stock options exercised was $1.6 million, $2.4 million and $19.9 million for 2011, 2012 and 2013, respectively.

Stock-based compensation expense of $2.9 million and $5.1 million was recognized for the six months ended June 30, 2013 and 2014, respectively. An income tax benefit of $0.8 million and $1.4 million was recognized relating to stock-based compensation expense for the six months ended June 30, 2013 and 2014, respectively. The actual tax benefit realized from stock options exercised was $2.7 million and $3.8 million for the six months ended June 30, 2013 and 2014, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
Expected term (in years)	5.77	6.04	6.04	6.04	6.04
Expected volatility	48%	46%	48%	45%	58%
Risk-free interest rate	2.29%	1.01%	1.26%	1.12%	1.80%
Expected dividend yield	0%	0%	0%	0%	0%

Earnings per Share

Basic and diluted earnings per share (EPS) are computed using the two-class method, which is an earnings allocation method that determines earnings per share for common stock and participating securities. The undistributed earnings are allocated between common stock and participating securities as if all earnings had been distributed during the period. Shares of convertible preferred stock are considered participating securities as they are entitled to share in dividends on a pro rata basis on redemption as if the shares had been converted to common stock.

Basic EPS is calculated by taking net income, less earnings available to participating securities, divided by the basic weighted average common stock outstanding.

Diluted earnings per share is calculated using the more dilutive of the if-converted method and the two-class method. Because the preferred stock participates in dividends on a pro rata basis as if the shares had been converted, the diluted earnings per share are the same under both methods. The two-class method has been presented below.

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stock for the years ended December 31, 2011, 2012 and 2013 and six months ended June 30, 2013 and 2014 (in thousands, except per share data):

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
Numerator (basic):
Net income	$14,762	$31,832	$13,147	$14,880	$7,761
Less net income allocated to participating securities	(12,241)	(25,312)	(9,926)	(11,583)	(2,366)

Net income attributable to common stock	$2,521	$6,520	$3,221	$3,297	$5,395

Denominator (basic):
Weighted average common stock outstanding	7,843	9,805	12,353	10,835	42,914

Basic EPS	$0.32	$0.66	$0.26	$0.30	$0.13

Numerator (diluted):
Net income	$14,762	$31,832	$13,147	$14,880	$7,761
Less net income allocated to participating securities	(11,666)	(23,974)	(9,303)	(10,699)	(2,253)

Net income attributable to common stock	$3,096	$7,858	$3,844	$4,181	$5,508

Denominator (diluted):
Weighted average common stock outstanding	7,843	9,805	12,353	10,835	42,914
Add dilutive stock options and awards (RSUs) outstanding(1)	2,261	2,671	3,379	4,040	3,114

Net weighted average common stock outstanding	10,104	12,476	15,732	14,875	46,028

Diluted EPS	$0.31	$0.63	$0.24	$0.28	$0.12

(1)	Diluted EPS includes any dilutive impact of stock options and restricted stock units. The shares included in the following table were not included in the computation of diluted earnings per share because the effect was antidilutive. However, these shares may be dilutive potential common shares in the future.

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
	(in thousands)
Stock options	4,120	2,947	1,389	1,655	827

Special Dividend

In May 2011, the Board of Directors declared a special dividend of $1.10 per common-equivalent share for holders of record of the Company’s preferred stock as of June 17, 2011, or a total of $41.9 million, and $1.10 per for holders of record of the Company’s common stock as of July 15, 2011, or a total of $9.0 million. Payment for these dividends has been fully paid in June 2011 and July 2011. Dividends have also been declared to holders of restricted stock units at $1.10 per common-equivalent share, or a total of $0.2 million, and are payable as the restricted stock units vest.

In March 2012, the Board of Directors declared a special dividend of $1.57 per common-equivalent share for holders of record of the Company’s preferred stock as of March 30, 2012, or a total of $59.5 million, and $1.57 per share for holders of record of the Company’s common stock as of May 15, 2012, or a total of $15.9 million. These dividends were fully paid in March 2012 and May 2012. Dividends have also been declared to holders of restricted stock units at $1.57 per share, or a total of $0.1 million, and are payable as the restricted stock units vest.

In August 2013, the Board of Directors declared a special dividend of $5.88 per common-equivalent share for holders of record of the Company’s preferred stock as of August 21, 2013, or a total of $223.6 million, and $5.88 per share for holders of record of the Company’s common stock as of August 30, 2013, or a total of $87.1 million. These dividends were fully paid in August 2013 and September 2013. Dividends have also been declared to holders of restricted stock units at $5.88 per share, or a total of $0.1 million, and are payable as the restricted stock units vest.

In December 2013, the Board of Directors declared a special dividend of $0.88 per common-equivalent share for holders of record of the Company’s preferred stock as of December 25, 2013, or a total of $33.3 million, and $0.88 per share for holders of record of the Company’s common stock as of December 25, 2013, or a total of $13.4 million. These dividends were fully paid in December 2013. Dividends have also been declared to holders of restricted stock units at $0.88 per share and are payable as the restricted stock units vest.

As of December 31, 2012, dividends payable to holders of restricted stock units were $0.1 million. As of December 31, 2013 and June 30, 2014, dividends payable to holders of restricted stock were de minimis.

As a result of the 2011 special dividend and in accordance with the provisions of the 2009 Plan, the Company adjusted the exercise prices on all outstanding options downward by $1.10, exactly equal to the amount of the dividend, except in two instances in which: (i) the exercise price was originally $0.43, or (ii) the holder did not consent to the adjustment when consent was required. For grants that were originally issued at $0.43, the Company adjusted the exercise price to $0.33 and increased the number of shares to maintain the ratio of strike price to stock value pre- and post-adjustment.

As a result of the 2012 special dividend and in accordance with the provisions of the 2009 Plan, the Company adjusted the exercise prices on all outstanding options downward by $1.57, exactly equal to the amount of the dividend, except in three instances in which: (i) the incentive stock option exercise price was lower than $0.79, (ii) the non-qualified stock option exercise price was lower than $2.07, or (iii) the holder did not consent to the adjustment when consent was required. For incentive stock options that were priced lower than $0.79 and non-qualified stock options priced lower than $2.07, the Company adjusted the exercise price to $0.22 and $0.50 respectively, and increased the number of shares to maintain the ratio of strike price to stock value pre- and post-adjustment.

As a result of the August 2013 special dividend and in accordance with the provisions of the 2009 Plan, the Company adjusted the exercise prices on all outstanding options downward by $5.88, exactly equal to the amount of the dividend, except in three instances in which: i) the exercise price was lower than $6.38, ii) the holder of the incentive stock option under the 2009 Plan did not consent to the adjustment when consent was required, or iii) the incentive stock option was under the 2000 Plan. For options that were priced lower than $6.38, the Company adjusted the exercise price to $0.50.

As a result of the December 2013 special dividend and in accordance with the provisions of the 2009 Plan, the Company adjusted the exercise prices on all outstanding options downward by $0.88, exactly equal to the amount of the dividend, except in three instances in which: i) the exercise price was lower than $1.38, ii) the holder of the incentive stock option under the 2009 Plan did not consent to the adjustment when consent was required, or iii) the incentive stock option was under the 2000 Plan. For options that were priced lower than $2.75, the Company adjusted the exercise price to $0.50

No changes were made to the original option grant-date fair value for the purpose of recognizing ongoing stock-based compensation cost. No changes were made to nonvested restricted stock units.

Tender Offer

In November 2012, the Company offered to purchase up to 2,200,000 shares of the Company’s outstanding common stock from eligible security holders for $4.31 per share. As a result, the Company purchased 608,540 shares for $2.6 million. The offer expired on December 31, 2012.

In March 2013, the Company offered to purchase up to 1,800,000 shares of the Company’s outstanding common stock from eligible security holders for $8.20 per share. As a result, the Company purchased 407,728 shares for $3.3 million. The offer expired on May 31, 2013.

The purchase price of the stock repurchased is charged entirely to accumulated deficit in the statements of stockholders’ deficit.

In June 2013, the Board of Directors and requisite stockholders of the Company approved a forward split of the Company’s common stock into two shares of common stock for each outstanding share of common stock. The stock split became effective July 1, 2013. Under the terms of our 2000 Plan and 2009 Plan, the number of shares reserved for issuance under such plans and all outstanding options and restricted stock units granted under such plans, and the exercise prices per share of such options, were automatically adjusted to give effect to the stock split. In addition, each share of Series G preferred stock and Series H preferred stock became convertible into two shares of common stock. All share and per share amounts contained in these financial statements have been revised to give effect to this stock split.

Employee Stock Purchase Plan (unaudited)

The Company adopted the 2014 Employee Stock Purchase Plan (ESPP) in February 2014, which became effective on March 26, 2014. The ESPP was approved with a reserve of 1.1 million shares of common stock for future issuance under various terms provided for in the ESPP, which will automatically increase on January 1 of each year from 2015 through 2024 by the lesser of 1% of the total number of shares outstanding on December 31 of the preceding calendar year or 1,800,000 shares. The Company commenced its first purchase period under the ESPP on March 26, 2014 with the purchase price at the lesser of 85% of the fair market value of the common stock on the offering date and 85% of the fair market value of the common stock on the applicable purchase date. Offering periods will be six months in duration and will end on or about May 15 and November 15 of each year, with the exception of the initial offering period which commenced on March 26, 2014 and ends on November 14, 2014. Employees may contribute a minimum of 1% and a maximum of 15% of their earnings.